Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 5,507	$ 5,720
Service cost	192	208	$ 187
Interest cost	249	224	220
Actuarial loss (gain)	1,100	(440)
Lump sum settlements	(56)	(50)
Benefit payments	(163)	(155)
Benefit obligation at end of measurement period	6,829	5,507	5,720
Change In Fair Value Of Plan Assets
Balance at beginning of period	4,936	5,482
Actual return on plan assets	1,095	(365)
Employer contributions	26	24
Lump sum settlements	(56)	(50)
Benefit payments	(163)	(155)
Balance at end of period	5,838	4,936	5,482
Funded (Unfunded) Status	(991)	(571)
Current benefit liability	(25)	(23)
Noncurrent benefit liability	(966)	(548)
Recognized amount	(991)	(571)
Net actuarial gain (loss)	(2,271)	(1,981)
Recognized amount	(2,271)	(1,981)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	54	68
Interest cost	2	2	2
Participants' contributions	7	8
Actuarial loss (gain)	(4)	(7)
Benefit payments	(13)	(18)
Federal subsidy on benefits paid	1	1
Benefit obligation at end of measurement period	47	54	68
Change In Fair Value Of Plan Assets
Balance at beginning of period	81	87
Actual return on plan assets	6
Employer contributions	4	5
Participants' contributions	6	7
Benefit payments	(13)	(18)
Balance at end of period	84	81	$ 87
Funded (Unfunded) Status	37	27
Noncurrent benefit asset	37	27
Recognized amount	37	27
Net actuarial gain (loss)	68	66
Net prior service credit (cost)	14	18
Recognized amount	$ 82	$ 84